 v3.24.3
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JAMES MICRO CAP FUND
James Micro Cap Fund
Annual Total Returns (Years ended December 31):

Best Quarter	4th Quarter 2020	22.92%
Worst Quarter	1st Quarter 2020	-37.18%
The Fund’s year-to-date return as of September 30, 2024 was 11.98%.

Supplement dated November 27, 2024 to the Prospectus for the Fund, dated November 1, 2024

Effective immediately, the sub-section entitled “Performance – Annual Total Returns” within the FUND SUMMARY section of the Prospectus is hereby deleted in its entirety and replaced with the following:

THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS ANDPROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Fund’s Summary Prospectus and Prospectus have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Fund’s Summary Prospectus and Prospectuses, including any supplements thereto, and other information, go to http://www.jamesfunds.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Fund.

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2014
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2015
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2016
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2017
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2018
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2019
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2020
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2021
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2022
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart. When a Multiple Class Fund offers more than one Class in the prospectus, provide annual total returns in the bar chart for only one of those Classes. The Fund can select which Class to include (e.g., the oldest Class, the Class with the greatest net assets).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_AnnualReturn2023
Namespace Prefix:	rr_
Data Type:	xbrli:pureItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the Fund has annual returns for at least one calendar year, provide a bar chart showing the Fund's annual total returns for each of the last 10 calendar years (or for the life of the Fund if less than 10 years), but only for periods subsequent to the effective date of the Fund's registration statement. Present the corresponding numerical return adjacent to each bar. If the Fund's fiscal year is other than a calendar year, include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. Following the bar chart, disclose the Fund's highest and lowest return for a quarter during the 10 years or other period of the bar chart.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2
-Subparagraph ii

+ Details
Name:	rr_BarChartClosingTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Bar Chart and Table.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 4
-Subsection b
-Paragraph 2

+ Details
Name:	rr_BarChartHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to BarChartData.

+ References

No definition available.

+ Details
Name:	rr_BarChartTableTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Risk/Return Summary Investment Objectives/Goals Include the following information, in plain English under rule 421(d) under the Securities Act, in the order and subject matter indicated

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A
-Section 2

+ Details
Name:	rr_RiskReturnHeading
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

This element contains the text of a prospectus supplement (submission type 497) not already contained in an element containing amended text or other data from a previous submission.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form N-1A

+ Details
Name:	rr_SupplementToProspectusTextBlock
Namespace Prefix:	rr_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Details
Name:	dei_LegalEntityAxis=james_S000029269Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=james_C000090023Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type: